Exhibit 3

Part II: Activities of the Broker-Dealer Operator and its Affiliates

* * * * *

Item 7: Protection of Confidential Trading Information

a. Describe the written safeguards and written procedures to protect the confidential trading information of Subscribers to the NMS Stock ATS, including:

i. written standards controlling employees of the ATS that trade for employees' accounts; and

ii. written oversight procedures to ensure that the safeguards and procedures described above are implemented and followed.

~~The~~BIDS Trading, L.P., the Broker-Dealer Operator of the BIDS ATS, is a wholly-owned subsidiary of Cboe Global Markets, Inc. ("Cboe"), which ~~operates~~also owns national securities exchanges in the U.S. ~~BIDS ATS personnel and Cboe personnel are subject to policies and procedures that are designed to preserve the independent governance and operation of the U.S. equities business of the BIDS ATS ("Cboe Polices and Procedures"). The Cboe Policies and Procedures include information barriers between the equities businesses of the BIDS ATS and Cboe's U.S. national securities exchanges. The information barriers prohibit access to or receipt of any nonpublic information concerning the BIDS ATS equities business, including Confidential Data (as defined below), by any Cboe personnel that provide services to or on behalf of Cboe's U.S. national securities exchanges ("Cboe Exchanges"). The ATS Oversight Committee, an independent committee of the Cboe Board of Directors, is responsible for overseeing those businesses of BIDS, such as the U.S. equities business, that involve assets also traded on a U.S.~~ The BIDS ATS is not a national securities exchange ~~subsidiary of Cboe. One of the responsibilities of the ATS Oversight Committee~~or a facility thereof. BIDS Trading, L.P. is ~~to oversee, review, approve and make determinations with respect to the adequacy and effectiveness of the information barriers in the Cboe Policies and Procedures.~~

~~Cboe monitors and enforces the information barriers through a series of controls and surveillance processes and further supports them through both technological separations and physical separations. For example, BIDS personnel are required to work in~~not a ~~separate office building, or in~~member of any U.S. national securities exchange owned by Cboe (each, a ~~separate workspace in the same office building, from Cboe personnel with controls that are sufficient to prevent BIDS personnel from accessing areas designated for the exclusive use of Cboe personnel, and vice versa (e.g., via requiring badge access, locating the workspaces on separate floors, walls and locked doors), subject to limited exceptions (e.g., for personnel who perform corporate support functions). In addition, the Cboe Policies and Procedures require that the BIDS ATS~~"Cboe U.S. Securities Exchange"). The BIDS ATS trading systems, including the matching engine, operate on separate technology and servers ~~from the Cboe~~, and with separate order entry connectivity (e.g., ports) from the Cboe U.S. Securities Exchanges. BIDS Trading, L.P. is a separate legal entity from the Cboe U.S. Securities Exchanges~~, and that~~. Different individuals are responsible for managing the ~~data center space~~

housingday-to-day business of the BIDS ATS servers must be separate from that housing, on the servers ofone hand, and the Cboe U.S. Securities Exchanges (e.g., separate cages). The Cboe Policies and Procedures expressly state that, in addition to the information barriers certain information concerning BIDS (in particular, client information) is subject to confidentiality obligations set forth in BIDS’s client contracts, BIDS’s Form ATS-N and/or , on the other legal or regulatory requirements (collectively, “Other Confidentiality Obligations”). Pursuant to the Cboe Policies and Procedures, the information barriers are in addition to the Other BIDS Confidentiality Obligations, and nothing in the Cboe Policies and Procedures creates any exception to, or otherwise limits, the Other BIDS Confidentiality Obligationshand. The different individuals responsible for managing the day-to-day businesses of the BIDS ATS and the Cboe U.S. Securities Exchanges do not report to one another, but they may both report to the same individual within Cboe. The BIDS ATS operates as a dark venue and does not disclose confidential information toConfidential Data (as defined below) to affiliates (including the Cboe U.S. Securities Exchanges) or third parties, other than as needed to complete transactions or comply with securities laws and regulations as discussed in this Part II, Item 7 or elsewhere in this Form ATS-N. In addition to the Confidentiality Safeguards (as defined below) that the BIDS ATS maintains, Cboe maintains policies and procedures that prohibit access to or receipt of Confidential Data by any personnel other than those providing services to the BIDS ATS as specified in Part II, Item 7(d) below. Confidential Data is defined as: Gateway Logs: Transaction logs for protocol gateways connecting from order management systems (“OMS”)/execution management systems (“EMS”) to the BIDS ATS Firm Order Information: Information regarding all Firm orders. Conditional Information: Information regarding Conditionals and invitations in the BIDS ATS. AIOI Information: Information regarding all AIOIs in the BIDS ATS. Trade Information: Trades in the BIDS ATS during the live trading session. Sponsor Settings: Administrative settings and risk limits of Sponsored Firms managed by Sponsors. Scorecards and Filter Settings: BIDS Scorecard values for Traders and Filter settings set by Traders (discussed in Part III, Items 7 and 9). Trader Configuration: Preferences set by Traders for Firm order and Conditional interaction on the BIDS ATS. Database Information: Transaction and configuration data stored in the BIDS ATS databases. Server Logs: Log files generated by the BIDS ATS applications. Given the sponsored access model made available by BIDS (discussed in Part III, Item 2), BIDS provides each Sponsor with information related to any Firm order, Conditional, or trade on which that Sponsor has been designated by a Sponsored Firm. BIDS does not engage in any trading activities other than activity in connection with the operation of the BIDS ATS as described in this Form ATS-N and, as a result, does not engage in activities that may be deemed in conflict with the BIDS ATS. As part of operating the BIDS ATS, BIDS maintains written policies, procedures and controls (“Confidentiality Safeguards”) designed to safeguard the confidentiality, integrity and availability of the BIDS ATS by preventing unauthorized access to or use of Participants’ Confidential Data. The Confidentiality Safeguards include: a. Guidance with Respect to Handling Information: Confidentiality and Privacy Policy b. Cybersecurity Policy c. Compliance Manual d. Supervisory Procedures The Confidentiality Safeguards are reviewed, tested and updated regularly as described below. Key aspects of the Employee Access Safeguards and the System Safeguards prescribed by the Confidentiality Safeguards are summarized below. As part of the Confidentiality Safeguards, BIDS requires that all employees and independent contractors of BIDS and BTT, (collectively referred to as “employees”) acknowledge receipt and review of applicable BIDS’ written policies at the time of hiring, and at least annually thereafter. In addition, all employees must complete security awareness training as part of the onboarding process and complete periodic confidentiality training during employment. BIDS also operates a continuous, organization-wide security awareness program that includes regular testing related to phishing and social engineering. EMPLOYEE ACCESS SAFEGUARDS A. Employee Access Safeguards BIDS strictly limits the employees that may access the live BIDS ATS production networks, databases, servers, and ATS applications (collectively, the “BIDS Systems”) and data to those employees that must have such access to perform their jobs. BIDS enforces these protections by implementing access controls around the BIDS Systems. Permitted employees can only access these BIDS Systems through a secure authentication process. 1. Access Controls: a. Access to BIDS Systems and data is restricted to authorized employees based on job responsibility and approved in advance by management. BIDS management regularly reviews access rights to BIDS Systems. b. Data in the BIDS ATS is partitioned by Participant and Trader. BIDS management regularly reviews and tests access control rules in the BIDS ATS.

2. Authentication: a. Individual employee access must be authenticated and is reviewed by BIDS management. b. Credentials for and access by administrative users are securely maintained and reviewed regularly by BIDS management. c. BIDS network services (e.g., BIDS ATS, BIDS Windows Active Directory) automatically enforce password complexity and password aging rules for access. d. BIDS requires multi-factor authentication for remote access by employees through secure VPN tunnels. 3. Logging: a. Firm orders, Conditionals, trades and application configuration changes in the BIDS Systems are time-stamped and recorded in logs. b. Clocks on BIDS Systems devices are synchronized using Precision Time Protocol (“PTP”) to ensure that timestamps are accurate and consistent. PTP is an industry standard protocol used to synchronize computer clocks with a high degree of accuracy. c. Ad hoc queries and ad hoc changes made to the BIDS ATS database are logged and reviewed on a regular basis by BIDS management. B. Trading by Employees Other than operating the BIDS ATS as described in this Form ATS-N, BIDS does not engage in trading and, as a result, does not have employees responsible for trading activities. BIDS does, however, permit employees to maintain personal investment accounts with third party brokers. Employees are required to disclose to BIDS all personal trading accounts controlled by the employee (and other related accounts as set forth in BIDS’ policies1 , collectively “outside accounts”) and provide BIDS with access to trading confirmations and account statements for these outside accounts. With access to this information, the firm’s compliance department reviews and monitors trading by all employees. Employees must request and receive prior compliance approval for all transactions in covered securities (i.e., securities eligible to be traded on the BIDS ATS) for themselves or in their outside accounts. Employee accounts also include accounts of the employee’s spouse, partner, minor children and other members of the employee’s household and any account in which the employee has an interest or has the power, directly or indirectly, to make or influence investment decisions (any person who is supported, directly or indirectly, to a material extent by the employee).

As part of the employee trading review, the compliance department compares the requested transactions to activity on the BIDS ATS at the time of the request to verify that recent transactions on the BIDS ATS and confidential information available to the BIDS ATS does not appear in conflict with the employee trade request. Any appearance of potential conflict would cause denial of the trade request and an investigation of whether any conflict exists. In addition to prior approval, employees must hold positions in covered securities for a minimum of 30 days, with certain limited exceptions. SYSTEM SAFEGUARDS In addition to internal controls, BIDS has established rigorous safeguards designed to protect the BIDS Systems and the Confidential Data processed by the systems from external threats, as set forth below. A. Physical Security The BIDS Systems are hosted in Equinix data centers and subject to high security standards, including video surveillance, 24x7 armed security, and multi-factor physical access. The physical and operational security controls at these data centers are assessed by independent third parties annually. The facilities maintain multiple backup power systems to help ensure continuous operation in the event of electrical power failure. B. Network Security Participants access the BIDS ATS through point-to-point network cross connects, managed private networks, or over secure Internet connections. Data in transit over the Internet is encrypted. In addition, BIDS employs firewalls to isolate the BIDS Systems from the Internet. C. Network Monitoring BIDS forwards BIDS Systems, network, and application logs to a secure, write-once log aggregation system for analysis and alerting for BIDS engineering, IT and operations staff. BIDS monitors and protects its networks using a security intrusion detection system (IDS) and intrusion prevention system (IPS) on a 24x7x365 basis. D. Web Access and Email BIDS has in place an enterprise Data Loss/Threat Prevention (DLP/DTP) solution and web proxies to monitor and filter outbound email and web traffic from inside BIDS networks. BIDS uses an email gateway service to filter all inbound email. Participants can request encrypted emails through bi-directional enforced transport layer security (TLS) connections.

E. Vulnerability Management BIDS scans all BIDS networks on a regular basis for vulnerabilities. The results of scanning are reviewed by BIDS engineering, IT and BIDS management. If issues are identified, remediation activities are scheduled and undertaken. Firewall patches are applied on a regular basis, based on vulnerability severity and operational risk considerations. F. Risk Management BIDS maintains an organization-wide operational risk management program that includes ongoing assessments of strategic, environmental, financial, compliance, security and operational risks. This risk management program is subject to ongoing review and update by BIDS management, including a review of any operational and security incidents, vulnerability management programs, penetration tests and other assessments, and the status of control programs. G. Third-Party Supplier Management BIDS performs risk-based reviews (by legal, compliance and management) of third-party supplier relationships at the time of engagement and on an annual basis. The initial review includes consideration of the service levels to be performed, potential strategic risk, and the security and confidentiality controls of the supplier. In addition, BIDS may require a non-disclosure agreement or similar provisions as part of a third-party supplier relationship. On an annual basis, BIDS operations and compliance reviews third-party suppliers. As part of this annual review, BIDS operations and compliance identify critical suppliers and review their security and confidentiality controls. The results of this annual review are recorded and approved by BIDS management. H. Incident Response BIDS maintains a cyber security incident response program which involves BIDS ATS operations, engineering, IT, compliance and legal staff, and BIDS management. A Computer Security Incident Response Plan (“CSIRP”) lays out clear procedures and responsibilities for handling of security incidents including the loss or theft of Confidential Data, and violations of security protocols. BIDS management reviews and tests the CSIRP at least annually. I. Security Assessments and Audits Existing security controls (including those described in this Part II, Item 7) are reviewed and tested by BIDS management on a regular basis, including scheduled vulnerability scanning and penetration testing, operational and security checks, quarterly and annual BIDS management reviews, and ad hoc checks. The results of these reviews are retained for internal control and audit purposes.

In addition to BIDS management and BIDS compliance reviews, BIDS contracts with third party providers to conduct security tests, audits, and assessments, including the following: 1. Network penetration/vulnerability testing (at least annually) 2. Application penetration testing (at least annually) 3. Annual IT control audit 4. Annual SOC 2 Type II assessment of BIDS ATS security and confidentiality controls The results of these tests, audits, and assessments are reviewed with BIDS management. b. Can a Subscriber consent to the disclosure of its confidential trading information to any Person (not including those employees of the NMS Stock ATS who are operating the system or responsible for its compliance with applicable rules)? Yes No X If yes, explain how and under what conditions. c. If yes to Item 7(b), can a Subscriber withdraw consent to the disclosure of its confidential trading information to any Person (not including those employees of the NMS Stock ATS who are operating the system or responsible for its compliance with applicable rules)? Yes No If yes, explain how and under what conditions. d. Provide a summary of the roles and responsibilities of any Persons that have access to confidential trading information, the confidential trading information that is accessible by them, and the basis for the access. The list below sets forth a summary of roles and responsibilities of the employees who have access to some or all Confidential Data. With regard to each employee role, the basis for approved access to the Confidential Data is to service or support the BIDS ATS in line with the responsibilities of the particular role. As a general matter, BIDS restricts access to Confidential Data solely to those employees who have a need to know in order to assure the efficient and uninterrupted operation of the BIDS ATS. 1. Role of Permissioned Employee: ATS Sales Support a. Responsibilities i. Sales support covering Participants; ii. Provide training to Participants’ staff; iii. Assist Participants with use of the BIDS ATS; iv. Participant reporting and management reporting

b. Confidential Data subset that ATS Sales Support can access is limited to: i. Trader Configuration; ii. Firm order Information; iii. Conditional Information; iv. AIOI Information; v. Trade Information; vi. Sponsor Settings; vii. Scorecards and Filter Settings c. Additional Information i. Licensed sales/customer service personnel; ii. Access approved by Head of Sales; iii. ATS Sales Support employees have access to the Confidential Data of Participants as required for support and sales purposes; and iv. Access to data through application query screens and admin screens 2. Role of Permissioned Employee: ATS Integration Desk a. Responsibilities i. Onboarding and set-up of Participants and Traders; ii. Day-to-day monitoring and support of connectivity to the BIDS ATS; iii. Resetting BIDS ATS credentials on request of Traders; iv. First level application support – troubleshoot common connectivity and operational issues b. Confidential Data subset that ATS Integration Desk can access is limited to: i. Trader Configuration; ii. Firm order Information; iii. Conditional Information; iv. AIOI Information; v. Trade Information; vi. Sponsor Settings; vii. Scorecards and Filter Settings; viii. Gateway Logs c. Additional Information i. Licensed help desk personnel; ii. Access approved by Chief Operating Officer (COO); iii. Session command-line and database activities are logged and reviewed by BIDS management 3. Role of Permissioned Employee: ATS Operations a. Responsibilities i. Day-to-day ATS operational support, including job scheduling and job recovery; ii. Application monitoring and alert management;

iii. System configuration changes, configuration reviews/health checks; iv. Deploy changes/upgrades to ATS software; v. Data archival and data repair; vi. Ad hoc data analysis and queries; vii. Second level application support – incident response, problem investigation and recovery b. Confidential Data that ATS Operations can access: i. Trader Configuration; ii. Gateway Logs; iii. Firm order Information; iv. Conditional Information; v. AIOI Information; vi. Trade Information; vii. Scorecards and Filter Settings; viii. Sponsor Settings; ix. Database Information; x. Server Logs c. Additional Information i. Engineering personnel; ii. Access approved by COO; iii. Session command-line and database activities are logged and reviewed by BIDS management 4. Role of Permissioned Employee: BIDS Compliance a. Responsibilities i. Regulatory compliance for BIDS and the BIDS ATS b. Confidential Data subset that BIDS Compliance can access is limited to: i. Trader Configuration; ii. Firm order Information; iii. Conditional Information; iv. AIOI Information; v. Trade Information; vi. Sponsor Settings; vii. Scorecards and Filter Settings c. Additional Information i. BIDS compliance employees have access to the Confidential Data of Participants as required for compliance purposes; ii. Access to data through application query screens and admin screens; iii. Access approved by COO

5. **Role of Permissioned Employee: <u>Developers on Call</u>**

a. **Responsibilities**

i. Assist ATS Operations with problem investigation, diagnosis and recovery;
ii. Application monitoring and alert management;
iii. Assist with software deployment/changes as required by ATS Operations;
iv. Ad hoc data analysis and queries;
v. System performance analysis and tuning;
vi. Third level application support – problem recovery, root cause analysis, software patching

b. **Confidential Data that Developers on Call can access:**

i. Trader Configuration;
ii. Gateway Logs;
iii. Firm order Information;
iv. Conditional Information;
v. AIOI Information;
vi. Trade Information;
vii. Scorecards and Filter Settings;
viii. Sponsor Settings;
ix. Database Information;
x. Server Logs

c. **Additional Information**

i. Senior developers on support rotation, accessing BIDS ATS system/data as requested by ATS Operations or the ATS Integration Desk;
ii. Access approved by COO;
iii. Session command-line and database activities are logged and reviewed by BIDS management

6. **Role of Permissioned Employee: <u>ATS Analytics and Reporting</u>**

a. **Responsibilities**

i. Analytics and management reporting, metrics and statistics;
ii. Ad hoc queries and analysis on request of ATS Sales Support or management

b. **Confidential Data subset that ATS Analytics and Reporting can access is limited to:**

i. Trader Configuration;
ii. Firm order Information;
iii. Conditional Information;
iv. AIOI Information;
v. Trade Information;
vi. Scorecards and Filter Settings;
vii. Sponsor Settings;
viii. Database Information

c. Additional Information i. Licensed personnel and senior developers; ii. Access approved by COO iii. Session command-line and database activities are logged and reviewed by BIDS management 7. Role of Permissioned Employee: System Engineering a. Responsibilities i. Provision, configure, monitor and support the runtime infrastructure (servers, network, databases) for the BIDS ATS; ii. System utilization and performance analysis and tuning; iii. BIDS Operations user set up; Incident response, troubleshooting and recovery b. Confidential Data subset that System Engineering can access is limited to: i. Confidential Data stored on infrastructure devices that are managed by the engineer c. Additional Information i. Engineering personnel; ii. Access approved by COO 8. Role of Permissioned Employee: IT Administrators a. Responsibilities i. Engineering and operational support of office IT applications and services b. Confidential Data subset that IT Administrators can access is limited to: i. Working copies of Confidential Data that may be held on BIDS personnel desktops or in email c. Additional Information i. IT desktop support personnel; ii. No direct access to the BIDS ATS trading systems * * * * *

Part III: Manner of Operation * * * * * Item 6: Connectivity and Co-location a. Does the NMS Stock ATS offer co-location and related services (e.g., cabinets and equipment, cross-connects)? Yes X No If yes, provide a summary of the terms and conditions for co-location and related services, including the speed and connection (e.g., fiber, copper) options offered. BIDS allows Participants to use the following cross-connects: (i) Fiber or copper 1G connections; or (ii) Fiber 10G connections BIDS does not require additional terms and conditions related to co-location. The BIDS ATS operates with separate order entry connectivity (e.g., ports) from the Cboe U.S. Securities Exchanges. b. If yes to Item (6)(a), are the terms and conditions required to be identified in Item 6(a) the same for all Subscribers and the Broker-Dealer Operator? Yes X No If no, identify and explain the differences. c. Does the NMS Stock ATS offer any other means besides co-location and related services required to be explained in this Item 6(a) to increase the speed of communication with the ATS? Yes No X If yes, explain the means to increase the speed of communication with the ATS and provide a summary of the terms and conditions for its use. d. If yes to Item 6(c), are the terms and conditions required to be identified in Item 6(c) the same for all Subscribers and the Broker-Dealer Operator? Yes No If no, identify and explain any differences.

e. Does the NMS Stock ATS offer any means to reduce the speed of communication with the ATS (e.g., speed bumps)? Yes No X If yes, explain the methods to reduce the speed of communication with the ATS and provide a summary of the terms and conditions for its use. f. If yes to Item 6(e), are the terms and conditions required to be identified in Item 6(e) the same for all Subscribers and the Broker-Dealer Operator? Yes No If no, identify and explain any differences. * * * * * Item 16: Routing a. Can orders and trading interest in the NMS Stock ATS be routed to a destination outside the NMS Stock ATS? Yes X No b. If yes to Item 16(a), must affirmative instructions from a Subscriber be obtained before its orders or trading interest can be routed from the NMS Stock ATS? Yes X No If yes, describe the affirmative instruction and explain how the affirmative instruction is obtained. If no, explain when orders in the NMS Stock ATS can be routed from the ATS (e.g., at the discretion of the Broker-Dealer Operator). The BIDS ATS does not make any routing decisions on behalf of Participants, including the venue on which a routed order is executed. The BIDS ATS uses only BOFA for routing purposes. Routing options are available only to BIDS Trader Users who must instruct the BIDS ATS to route a Firm order by including explicit routing instructions. The BIDS ATS will then route the Firm order to BOFA under BIDS’ market participant identifier (“MPID”). The BIDS ATS does not direct the venue to which those Firm orders are routed, but BOFA may determine to route those Firm orders to a Cboe U.S. Securities Exchange under BIDS’ MPID. The Cboe U.S. Securities Exchanges do not direct trading interest to the BIDS ATS, and the BIDS ATS does not accept trading interest from any Cboe U.S. Securities Exchange. BIDS Trader provides BIDS Trader Users a capability called “clean up” which allows BIDS Trader Users to route Firm orders through the BIDS ATS to BOFA, which provides a number of algorithmic strategies to access the market (subject to Sponsor credit limits). The clean up function was designed to allow BIDS Trader Users the ability to route to the market any shares remaining following a block execution executed on the BIDS ATS, and that is primarily how the clean up function is used by BIDS Trader Users. BIDS, however, does not restrict the use of the clean up function to that purpose. BIDS Trader also provides BIDS Trader Users a market on close capability. Through this capability, BIDS Trader Users route Firm orders through the BIDS ATS to BOFA, which routes the order through its “Quantitative Market on Close” strategy to execute an order into and on the close (subject to Sponsor credit limits). Routed executions do not interact with any orders in the BIDS ATS, and they are charged the same fee as a sponsored execution on the BIDS ATS (see Part III, Item 19). * * * * * Item 19: Fees a. Identify and describe any fees or charges for use of the NMS Stock ATS services, including the type of fees (e.g., subscription, connectivity), the structure of the fees (e.g., fixed, volume-based, transaction-based), variables that impact the fees (e.g., types of securities traded, block orders, form of connectivity to the ATS), differentiation among types of Subscribers (e.g., broker-dealers, institutional investors, retail) and range of fees (e.g., high and low). BIDS offers Subscribers a structured transaction-based fee model that sets forth the fee for each share executed on the BIDS ATS. BIDS charges fees to Subscribers only (including when acting as a Sponsor); fees are not directly billed to Sponsored Firms. The specific fees for a particular Subscriber are determined based on disclosed, objective criteria: (i) means of access; (ii) the type of order; and (iii) the total volume of executions during the calendar month. Within this fee structure, BIDS distinguishes fees between direct access by a Subscriber and sponsored access provided by a Subscriber on behalf of a customer (Sponsored Firm). BIDS applies its access fee model to all Subscribers and charges the same rate to all similarly situated Subscribers. As a result, any Subscriber that meets the criteria for a specified fee rate will be charged the same fee as another Subscriber that also meets the same criteria. BIDS makes its rates and corresponding qualifications for the rates available to all Subscribers. Any changes to these rates are provided to Subscribers in advance of the effective date of the change. BIDS’ application of its fee rates is governed by its Subscriber Agreement, the terms of which are materially the same for every Subscriber. The fees for the BIDS ATS range from $0.0003 to $0.005 per share executed on the BIDS ATS or filled from odd-lots or routed Firm orders. BIDS charges Subscribers a monthly fee for order entry ports of $100 per port, subject to a monthly cap of $1,000 per Subscriber. BIDS does not offer rebates or other forms of credit against the applicable fees. Executions resulting from AIOIs are charged to the Sponsor at regular Subscriber rates unless the AIOI message has a “principal” capacity, in which case the Sponsor leg of the execution is not charged a fee.

BIDS does not charge fees for executions on orders that the Subscriber has categorized as originating from retail flow. BIDS passes through certain regulatory fees and connectivity fees, including applicable tax billed to BIDS for Subscribers connecting through third party providers. The fee structures for the BIDS ATS and the Cboe U.S. Securities Exchanges are independently determined. Fees, charges, rebates, or discounts for the BIDS ATS are not based on participation in the Cboe U.S. Securities Exchanges, and vice versa. b. Identify and describe any fees or charges for use of the NMS Stock ATS services that are bundled with the Subscriber’s use of non-ATS services or products offered by the Broker-Dealer Operator or its Affiliates, including a summary of the bundled services and products, the structure of the fee, variables that impact the fee, differentiation among types of Subscribers, and range of fees. Not applicable. c. Identify and describe any rebate or discount of fees or charges required to be identified in Items 19(a) and 19(b), including the type of rebate or discount, structure of the rebate or discount, variables that impact the rebate or discount, differentiation among types of Subscribers, and range of rebate or discount. BIDS does not offer fee rebates. In addition, BIDS adheres to its fee structure by charging each similarly situated Subscriber the same fees and does not offer discounts to these fees. * * * * * Item 22: Clearance and Settlement a. Describe any procedures and material arrangements undertaken to facilitate the clearance and settlement of transactions on the NMS Stock ATS (e.g., whether the ATS becomes a counterparty, whether it submits trades to a registered clearing agency, or whether it requires Subscribers to have arrangements with a clearing firm). BIDS has entered into a clearing agreement with BOFA to provide for BIDS’ clearance and settlement of transactions executed on the BIDS ATS. BOFA is a wholly owned subsidiary of Bank of America Corporation. BIDS requires all Subscribers either to be members of NSCC or to enter into a clearing arrangement with an NSCC member. All BIDS ATS trades with Subscribers that clear through BOFA (DTC No. 161) are cleared and settled by BOFA. All BIDS ATS trades with Subscribers that do not clear through BOFA (DTC No. 161) are submitted by BOFA on behalf of both BIDS and its Subscribers to NSCC via an NSCC Qualified Service Representative Agreement (“QSR”) or in limited circumstances via a Nasdaq Act Give Up Agreement (“AGU”) with BIDS as the executing broker and the

Subscriber as the introducing broker. All routed trades, odd lot trades, and error trades executed by BOFA are also cleared and settled by BOFA. All trades for execution and/or clearing and settlement are submitted to BOFA via FIX Protocol. Standard Cross Trades BIDS sends BOFA two trades for clearance and settlement for each cross trade executed on the BIDS ATS. Settlement occurs with BIDS as the executing broker and the Subscriber as the introducing broker, resulting in BIDS as the counter-party to all transactions for clearance and settlement purposes. Error Positions As described in Part III, Item 11(c) (Execution Errors), when BIDS determines it is required to take over one side of a cross trade as the result of an error, BIDS cancels the applicable leg of the BIDS ATS cross trade in the BIDS ATS. The lack of an offsetting trade because of the cancellation creates a position in the agency pass through account maintained with BIDS’ clearing agent (BOFA). BIDS then journals the position from its agency pass through account to its error account that is also maintained with BOFA. BIDS creates the offsetting trade to flatten out the error account position that was created by the cancelation of the single leg by sending limit orders routed via FIX to BOFA. BOFA provides the fills back to BIDS and BIDS books the offsetting trades to the error account to flatten the position. Odd-lots The BIDS ATS fills odd lots with a single Sponsor only and therefore BIDS incurs an odd-lot position in its odd-lot account with BOFA when the odd lot is filled. To flatten out the odd-lot position, BIDS automatically sends a market order to BOFA via FIX to execute an offsetting trade. Routed Trades As described in Part III, Item 16(b), BIDS Trader Users may direct a Firm order to be routed by the BIDS ATS to BOFA for execution. The BIDS ATS will then route the Firm order to BOFA under BIDS’ MPID. If the routed trade is executed, BOFA provides a fill back to the BIDS ATS. The BIDS ATS then provides that fill to the Sponsor of the initial routed Firm order and sends that fill to BOFA for clearance and settlement. ISOs As described in Part III, Item 9, the BIDS ATS may route an ISO order type to BOFA to provide the necessary executions to meet the ISO exception in Regulation NMS for executions outside the NBBO resulting from AIOI messaging. The BIDS ATS will route the Firm order to BOFA under BIDS’ MPID. If the routed order is executed, BOFA provides a fill back to the BIDS ATS. The BIDS ATS then provides that fill to the Sponsor of the initial routed Firm order and sends that fill to BOFA for clearance and settlement.

For Error Positions, Odd-Lots, and Routed Trades, BOFA itself chooses the execution venue, which may be a Cboe U.S. Securities Exchange; the BIDS ATS does not direct the venue to which those orders are routed. For ISOs, as described above, the BIDS ATS directs BOFA to send the orders to Nasdaq with the Nasdaq MOPB order type. b. Are the procedures and material arrangements undertaken to facilitate the clearance and settlement of transactions on the NMS Stock ATS the same for all Subscribers and the Broker-Dealer Operator? Yes X No If no, identify and explain any differences.